SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)		Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Advance to suppliers		$ 244,758	$ 117,819
VAT input credits		307,575
Issue cost related to convertible promissory notes		159,000
Deferred marketing expenses		1,000,000
Pre payment for land use right		615,955
Security deposit	[1]	61,670
Others receivable	[2]	56,936	110,624
Prepaid expenses and other current assets		$ 2,445,894	$ 228,443

[1]	On July 28, 2021, Sichuan Vtouch made a security deposit of RMB393,000 (equivalent to $61,670) to Chengdu Cross-Strait Science and Technology Industry Development Park Management Committee to obtain a construction license for new facility. This deposit will be refunded upon the issuance of the construction license by end of April, 2022.
[2]	Other receivables are mainly employee advances, and prepaid expenses.